CONCENTRATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 8 – CONCENTRATIONS

Revenue

For the three months ended March 31, 2020, two customers represented 97% of revenues.

Accounts Receivable

As of March 31, 2020, two customers represented 95% of accounts receivable.

NOTE 12 – MAJOR CUSTOMERS/VENDORS

During the year ended December 31, 2019, two customers accounted for 97% of total sales.  During the year ended December 31, 2018, four customers accounted for 100.0% of total sales. Generally, a substantial percentage of the Company's sales has been made to a small number of customers and is typically on an open account basis.

During the years ended December 31, 2019 and 2018, the Company purchased 100.0% of pigment from one vendor. Additionally, during the years ended December 31, 2019 and 2018, the Company purchased 100.0% of canisters from one vendor.

As of December 31, 2019, two customers accounted for 97% of total accounts receivable.